SEGMENTS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENTS AND GEOGRAPHIC INFORMATION [Abstract]
Schedule of Revenues and Long-lived Assets by Geographical Area
	2013		2012		2011
	Revenues	Long-lived assets *)	Revenues	Long-lived assets *)	Revenues	Long-lived assets *)

Israel	$3,468	$2,314	$4,093	$1,485	$5,643	$1,026
China and Hong Kong	27,446	--	17,297	--	25,136	--
Far East (excluding China and Hong Kong)	2,944	--	2,327	--	2,933	--
Canada	61	--	119	--	1,375	--
USA	7,837	--	7,325	--	10,440	2
Europe	29,038	--	23,378	--	17,635	--
Others	56	--	168	--	295	--

	$70,850	$2,314	$54,707	$1,485	$63,457	$1,028

*)	Excluding goodwill and intangible assets.

Schedule of Significant Customers
	Year ended December 31,
	2013	2012	2011

Customer A	39%	43%	27%
Customer B	19%	17%	24%
Customer C	15%	13%	11%